Series A Notes, Net Of Current Maturities (Schedule Of Future Principal Payments For The Series A Notes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Debt Instrument [Line Items]
2012 (current maturities)	$ 98,015
2013	199,561
2014	92,871
2015	9,481
2016	229
2017 and after	113
Series A [Member]
Debt Instrument [Line Items]
2012 (current maturities)	29,612
2013	29,612
2014	29,612
2015	29,612
2016	29,612
2017 and after	$ 111,034